Debt	6 Months Ended
Jun. 30, 2015
Debt [Abstract]
Debt
2.              Debt

As at June 30, 2015, the Company had six loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction. ASC’s applicable ship-owning subsidiaries have granted first priority mortgages against the relevant vessels in favour of the lenders as security for the Company’s obligations under the loan facilities. ASC and its subsidiary ASLLC have also provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balance on each loan facility at the balance sheet date is as follows:

As at
Jun 30, 2015
Facility I (“First ABN AMRO Facility”)	6,000,000
Facility II (“Second ABN AMRO Facility”)	51,910,000
Facility III (“DVB Facility”)	83,780,000
Facility IV (“Joint Bank Facility”)	134,781,970
Facility V (“NIBC Bank Facility”)	12,435,000
Facility VI (“CACIB Bank Facility”)	38,025,000
Total debt	326,931,970
Current portion of long-term debt	(26,592,598)
Non-current portion of long-term debt	300,339,372

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2015
2015	13,296,295
2016	32,342,595
2017	45,842,595
2018	56,022,595
2019	31,422,595
2020	17,492,595
2021	119,787,700
2022	10,725,000
326,931,970

First ABN AMRO Bank Facility

On March 16, 2011, three of ASC’s subsidiaries entered into a $40.5 million long-term loan facility agreement with ABN AMRO Bank for vessel acquisitions. This loan was drawn down in three tranches. A total of $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. Interest is calculated on each tranche at LIBOR plus 3.25%. On March 28, 2013, two of the subsidiaries party to this loan entered into a capital lease arrangement, as part of this arrangement the senior debt outstanding on the two vessels of $17.9 million was repaid in full on April 2, 2013. As such, one ASC subsidiary remains as a borrower under this facility. Principal repayments on loans are made on a quarterly basis. The loan matures in 2018.

Second ABN AMRO Bank Facility

On August 24, 2011, two of ASC’s subsidiaries entered into a long-term $48.9 million loan facility agreement with ABN AMRO Bank to finance two vessels under construction. This loan was drawn down fully in six tranches with the final tranches drawn down in line with vessel deliveries in February and June 2013, respectively. Interest is calculated on each tranche at LIBOR plus 3.20%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2018. On April 29, 2015, the same two subsidiaries entered into a $10.0 million term loan facility for an additional tranche for the two vessels in operation. The full amount of the loan was drawn down in May, 2015 and bears interest commencing at 4.50% above LIBOR. Principal repayments on loans are made on a quarterly basis, starting in July 2016, with a balloon payment payable with the final instalment.

DVB Bank Facility

On June 28, 2012, five of ASC’s subsidiaries entered into a $81.85 million long-term loan facility agreement with DVB Bank both to refinance existing financed vessels and to finance two vessels under construction. The first tranche was drawn down in October 2012, bears interest at a rate of 3.75% above LIBOR and matures in 2019. The second and third tranches were drawn down in January 2014 and February 2014, and bear interest at a rate of 2.45% above LIBOR. These tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. On April 29, 2015, the five subsidiaries entered into a $15.0 million term loan facility for an additional tranche for the five vessels in operation. The full amount of the loan was drawn down in May, 2015 and bears interest commencing at 4.50% above LIBOR. Principal repayments on loans are made on a quarterly basis, starting in August 2016, with a balloon payment payable with the final instalment.

Joint Bank Facility

On March 19, 2014, eight of ASC’s subsidiaries entered into a $172.0 million long-term loan facility with ABN AMRO Bank, Nordea Bank Finland Plc and Skandinaviska Enskilda Banken AB to finance eight vessels under construction. On July 24, 2014, the Company increased the aggregate principal amount available under this facility by up to $53.3 million to $225.3 million, in order to finance three secondhand vessels which the Company acquired in 2014. The first and second tranches of the increased facility were drawn down in August 2014. The third tranche was drawn down in June 2014. Interest is calculated on each of these tranches at LIBOR plus 2.95%. The fourth and fifth tranches were drawn down in February 2015 in order to finance the delivery of two vessels under construction during the same month. The sixth and seventh tranches were drawn down in May and June 2015 in order to finance the delivery of two vessels under construction during these months. Interest is calculated on each of these tranches at LIBOR plus 3.15%. All tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

The amount undrawn on this facility as at June 30, 2015 was $93.5 million (2014: $nil) and will be used to provide financing for four of the Company’s vessels on order as at June 30, 2015. Drawdowns on these remaining tranches will be made in line with deliveries of each vessel. Interest is calculated on each of these tranches at a rate of 3.15% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

NIBC Bank Facility

On June 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which was delivered to the Company in 2014. The facility was drawn down in June 2014 and bears interest at a rate of 2.90% above LIBOR. Principal repayments on the loan are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. The first tranche was drawn down in December 2014 in advance of a vessel delivering in January 2015. This tranche matures in 2021. The second tranche was drawn down in March 2015 in advance of a vessel delivering in March 2015. This tranche matures in 2022. Interest is calculated on each tranche at a rate of 3.05% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Long-term debt financial covenants

The Company’s long-term debt facilities described above and the Company’s capital leases described in Note 3 below include certain covenants. The financial covenants require that ASC:

•	maintain minimum solvency of not less than 30%;
•	maintain corporate leverage of less than 75%;
•	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of June 30, 2015 was $17.7 million;
•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 125% to 150% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million;
•	maintain positive working capital, excluding balloon maturities; and
•	maintain at all times a ratio of EBITDA plus a portion of cash in excess of the Company’s minimum liquidity to total interest expense of at least 2.25 to 1.

The Company was in full compliance with all of its loan covenants as of June 30, 2015.